Stock-Based Compensation Plans and Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Black-Scholes Model Assumptions for Calculating Stock Option Fair Values
The fair values of the options granted in the years ended December 31, 2013, 2012 and 2011 were estimated as of the grant date using a Black-Scholes option pricing model with the following weighted average assumptions:

	Years Ended December 31,
(Dollars per share)	2013	2012	2011
Risk-free interest rate	0.65%	0.60%	1.57%
Expected volatility	31%	44%	54%
Expected dividend rate	3.35%	3.13%	2.58%
Expected life of the option	2.8 years	2.8 years	4.1 years
Weighted average fair value of options granted	$3.11	$4.12	$5.18

Stock Option Activity
The following table summarizes stock option activity for the year ended December 31, 2013.

(Dollars in thousands, except per share data)	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2012	3,567,485	$12.72
Granted	1,081,382	17.93
Exercised(2)(3)	(794,792)	10.67
Canceled	(2,955)	24.68
Outstanding at December 31, 2013(4)(5)	3,851,120	$14.60	4.8	$45,444
Exercisable at December 31, 2013	1,882,670	$11.69	5.4	$27,843

(1)
The aggregate intrinsic value represents the total intrinsic value (the aggregate difference between our closing stock price on December 31, 2013 and the exercise price of in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2013.

(2)	The total intrinsic value of options exercised was $8,467, $5,410 and $984 for the years ended December 31, 2013, 2012 and 2011, respectively.

(3)
No cash was received from option exercises for the year ended December 31, 2013. The actual tax benefit realized for the tax deductions from option exercises totaled $12,739 for the year ended December 31, 2013.

(4)
As of December 31, 2013, there was $1,585 of unrecognized compensation cost related to stock options net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.5 years.

(5)	For net-settled options, gross number is reflected.

Restricted Stock Activity
The following table summarizes restricted stock activity for the year ended December 31, 2013.

(Dollars in thousands, except per share data)	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2012	82,666	$12.33
Granted	—	—
Vested(1)	(49,333)	12.00
Canceled	—	—
Non-vested at December 31, 2013(2)	33,333	$12.81

(1)	The total fair value of shares that vested during the years ended December 31, 2013, 2012 and 2011 was $592, $1,189 and $663, respectively.

(2)
As of December 31, 2013, there was $7 of unrecognized compensation cost related to restricted stock net of estimated forfeitures, which is expected to be recognized over a weighted average period of 0.1 years.

Restricted Stock Unit and Performance Stock Unit Activity
The following table summarizes RSU and PSU activity for the year ended December 31, 2013.

(Dollars in thousands, except per share data)	Number of RSUs/ PSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2012	1,107,023	$15.55
Granted	731,128	17.93
Vested and converted to common stock(1)	(416,769)	15.39
Canceled	(375)	—
Outstanding at December 31, 2013(2)	1,421,007	$16.82

(1)	The total fair value of RSUs/PSUs that vested and converted to common stock during the years ended December 31, 2013, 2012 and 2011 was $6,415, $2,656 and $62, respectively.

(2)
As of December 31, 2013, there was $6,159 of unrecognized compensation cost related to RSUs/PSUs net of estimated forfeitures, which is expected to be recognized over a weighted average period of 1.8 years.

Black-Scholes Model Assumptions for Calculating ESPP Fair Values
The fair values of the stock purchase rights of the ESPP offerings were calculated using a Black-Scholes option pricing model with the following weighted average assumptions.

	Years Ended December 31,
(Dollars per share)	2013	2012	2011
Risk-free interest rate	0.15%	0.13%	0.27%
Expected volatility	29%	29%	42%
Expected dividend rate	3.51%	3.27%	1.87%
Expected life of the option	1 year	1 year	1 year
Weighted average fair value of stock purchase rights	$2.95	$3.01	$3.63